Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- Not completed at balance sheet date (Details)
$ / shares in Units, ¥ in Millions, shares in Millions, HKD in Millions, $ in Billions
	1 Months Ended							12 Months Ended
	Apr. 30, 2016 HKD	Apr. 30, 2016 USD ($)	Apr. 30, 2016 CNY (¥)	Mar. 31, 2016 HKD item	Mar. 31, 2016 CNY (¥) item	Aug. 31, 2015 $ / shares	Aug. 31, 2015 CNY (¥) shares	Mar. 31, 2016 CNY (¥) item	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Investment
Cash consideration | ¥								¥ 3,055	¥ 16,291	¥ 767
Lazada
Investment
Number of markets				6	6			6
Number of countries in which the entity operates				6	6			6
Number of retail channels				1	1			1
Investment vehicle owned by the Company and Ant Financial Services | Ordinary Shares
Investment
Equity interest held in investee (as a percentage)				60.00%	60.00%			60.00%
Investment vehicle owned by the Company and Ant Financial Services | Ant Financial Services | Ordinary Shares
Investment
Equity interest (as a percent)				40.00%	40.00%			40.00%
AGTech | Investment vehicle owned by the Company and Ant Financial Services | Subscription agreement with AGTech
Investment
Ownership of investee upon completion of transaction and conversion of convertible bonds, percentage				59.00%	59.00%			59.00%
AGTech | Investment vehicle owned by the Company and Ant Financial Services | Subscription agreement with AGTech | Ordinary Shares
Investment
Ownership to be acquired (as a percent)				51.00%	51.00%
Total cash consideration expected				HKD 1,675	¥ 1,397
AGTech | Investment vehicle owned by the Company and Ant Financial Services | Subscription agreement with AGTech | Convertible bonds
Investment
Total cash consideration expected				HKD 713	¥ 595
Suning
Investment
Number of shares agreed to be subscribed by investee | shares							26.3
Percentage of equity interest in the Company							1.10%
Cash consideration (USD per share) | $ / shares						$ 81.51
Suning | Investment agreement with Suning | Ordinary Shares
Investment
Ownership to be acquired (as a percent)							19.99%
Total cash consideration expected | ¥							¥ 28,200
Lazada
Investment
Cash consideration		$ 1.0	¥ 6,500
Period after the first anniversary of the closing of the transaction for purchasing remaining equity interest	6 months	6 months	6 months
SCMP
Investment
Cash consideration	HKD 2,100		¥ 1,800